Accruals - Summary of Accruals (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Summary Of Accruals [Abstract]
Accrued interest	€ 35	€ 47
Accrued expenses	297	281
On December 31	€ 332	€ 328